Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2023	Mar. 01, 2024
Document Information Line Items
Entity Registrant Name	Arbe Robotics Ltd.
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		78,221,557
Amendment Flag	true
Amendment Description	Arbe Robotics Ltd. (the “Company”) is filing this exhibit-only Amendment No. 1 (“Amendment No. 1”) to its Annual Report on Form 20-F for the year ended December 31. 2023 (the “Form 20-F”), originally filed on March 28, 2024, solely for the purpose of including (i) an amended consent of independent registered public accounting firm to include in the consent the incorporation of such firm’s report with respect to the Company’s Post-Effective Amendment No. 2 on Form F-3 to the Registration Statement File No. 333-259757 and (ii) Exhibit 8.9.In connection with the filing of this Amendment No. 1, the Company is including certifications of the Company’s Chief Executive Officer and Chief Financial Officer pursuant to Rule 13a-14(a) or Rule 15d-14(a) of the Securities Exchange Act of 1934, as amended. Because no financial statements have been included in this Amendment No. 1 and this Amendment No. 1 does not contain or amend any disclosure with respect to Items 307 and 308 of Regulation S-K, paragraphs 3, 4 and 5 of such certifications have been omitted. The Company is not including certifications pursuant to Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as no financial statements are being filed with this Amendment No. 1.This Amendment No. 1 is limited in scope to the items identified above and should be read in conjunction with the Form 20-F. This Amendment No. 1 does not reflect events occurring after the filing of the Form 20-F and no revisions are being made to the Company’s financial statements pursuant to this Amendment No. 1. Other than the filing of the consent and exhibit identified above, this Amendment No. 1 does not modify or update the disclosure in the Form 20-F in any way.
Entity Central Index Key	0001861841
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40884
Entity Incorporation, State or Country Code	L3
Entity Address, Address Line One	107 HaHashmonaim St
Entity Address, City or Town	Tel Aviv-Yafo
Entity Address, Country	IL
Entity Interactive Data Current	Yes
Auditor Firm ID	1057
Auditor Name	Somekh Chaikin
Auditor Location	Israel
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Address, Postal Zip Code	6329302
Business Contact
Document Information Line Items
Entity Address, Address Line One	107 HaHashmonaim St
Entity Address, City or Town	Tel Aviv-Yafo
Entity Address, Country	IL
Contact Personnel Name	Kobi Marenko
City Area Code	972
Local Phone Number	73-7969804
Contact Personnel Email Address	Email: kobi.m@arberobotics.com
Entity Address, Postal Zip Code	6329302
Ordinary shares, par value NIS 0.000216 per share
Document Information Line Items
Trading Symbol	ARBE
Title of 12(b) Security	Ordinary shares, par value NIS 0.000216 per share
Security Exchange Name	NASDAQ
Warrants
Document Information Line Items
Trading Symbol	ARBEW
Title of 12(b) Security	Warrants
Security Exchange Name	NASDAQ